Capital Stock (Details 2)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ .118	$ .065	$ 13.896
Options, outstanding	17,250,000	17,250,000	7,650,000	1,706,830
Remaining contractual life (years)	4 years 2 months 23 days
Stock Option 1
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.065
Options vested	7,650,000	7,650,000
Options, unvested	0	0
Options, outstanding	7,650,000	7,650,000
Remaining contractual life (years)	3 years 8 months 23 days
Expiry date	September 25, 2024
Stock Option 2
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.160
Options vested	0	0
Options, unvested	9,600,000	9,600,000
Options, outstanding	9,600,000	9,600,000
Remaining contractual life (years)	4 years 7 months 13 days
Expiry date	August 13, 2025